Supplementary information on capital management (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Supplementary information on capital management
Total equity in % of total assets	38.90%	40.20%
Debt and lease liabilities in % of total assets	42.80%	41.80%